Note 12 - Employee Stock Purchase Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Employee Stock Purchase Plan Disclosure [Text Block]
Note 12. Employee Stock Purchase Plan

Under the Company’s 2010 Employee Stock Purchase Plan (“ESPP Plan”), participants can purchase shares of the Company’s stock at a 15% discount. In April 2016, shareholders approved an increase in the number of shares of common stock issuable under the ESPP Plan from 200,000 to 500,000 shares of common stock. During the three and six months ended June 30, 2016, a total of 2,610 and 7,069 shares were issued under the ESPP Plan with a fair value of $8,874 and $19,575, respectively. The Company recognized $1,152 and $2,936 of stock-based compensation related to the 15% discount for the three and six months ended June 30, 2016, respectively. The Company recognized $1,167 and $3,115 of stock-based compensation related to the 15% discount for the three and six months ended June 30, 2015, respectively.

Note 13. Employee Benefit Programs

The Company has established a 401(k) retirement plan (“401(k) plan”) which covers all eligible employees who have attained the age of twenty-one and have completed 30 days of employment with the Company. The Company can elect to match up to a certain amount of employees’ contributions to the 401(k) plan. No employer contributions were made during the years ended December 31, 2015, 2014 and 2013.

Under the Company’s 2010 Employee Stock Purchase Plan (“ESPP Plan”), participants can purchase shares of the Company’s stock at a 15% discount. A maximum of 10,000 shares of common stock can be issued under the ESPP Plan of which 8,417 shares have been issued to date and 1,583 shares are available for future issuance. During the years ended December 31, 2015, 2014, and 2013, a total of 2,838, 1,248, and 1,563 shares were issued under the ESPP Plan with a fair value of $49,757, $46,928 and $80,718 respectively. The Company recognized $7,541, $7,020, and $12,038 of stock-based compensation related to the 15% discount for the years ended December 31, 2015, 2014, and 2013 respectively.